LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 5  - LEASES:

a.
On August 15, 2024, Silexion Israel vacated its office spaces and facilities in Israel. On September 8, 2024, an early termination agreement for the operating lease was signed with the landlord, which included a termination penalty. As a result, Silexion Israel derecognized the right-of-use asset and the lease liability in its financial statements, recording a loss of $68 from the lease termination and an additional loss of $16 from the disposal of leasehold improvements.

b.
On September 26, 2024 Silexion Israel signed a new lease agreement for an office in Israel starting on November 1, 2024 and ending on October 31, 2026 (initial term of two years and extension options reasonably certain to be exercised ending October 31, 2028). Silexion Israel will pay quarterly fixed payments to the lessor (including payments for common area maintenance). Lease payments are indexed to the Israeli consumer price index (the “CPI”).

Silexion Israel provided the lessor with a bank guarantee as a rental security. The bank, in turn, placed a pledge over restricted cash of $57.

Operating lease costs for the years ended December 31, 2025 and 2024 are as follows:

	Year Ended December 31,
	2025	2024
Fixed payments and variable payments that depend on an index or rate:
Office and operational lease expenses	$170	$144
Variable lease cost (included in the operating lease costs)	$1	$8
Loss from lease termination	$-	$68
Total operating lease costs	$171	$220

Operating cash flows, for amounts included in the measurement of lease liabilities, are as follows:

	Year Ended December 31,
	2025	2024
Office and operational spaces lease expenses	$170	$130
Termination penalty	$-	$34
Total	$170	$164

Supplemental information related to operating leases is as follows:

	Year Ended December 31,
	2025	2024
Weighted average remaining lease term (years)	2.84	3.84
Weighted average discount rate	11.28%	11.28%

As of December 31, 2025, Silexion Israel has not entered into lease agreements that include options to extend them that are not included in the measurement of the lease liability.

The following table outlines maturities of Silexion Israel’s operating lease liabilities as of December 31, 2025:

Operating lease liabilities
2026	$191
2027	197
2028	150
Total undiscounted lease payments	$538
Less - imputed interest	$(70)
Present value of lease liabilities	$468